INCOME TAXES (Details 2) (USD $)	3 Months Ended		12 Months Ended		49 Months Ended	52 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Income Tax Reconciliation:
Federal statutory rates			$ (2,176,897)	$ (803,393)
State Statutory rates			(448,185)	(165,405)
Income passed through to owners				623,901
Other				(45,553)
Permanent differences			4,837
Changes in valuation allowance			2,620,245	390,450
Net income tax provision
Tax Rate Reconciliation:
Federal statutory rates, rate			34.00%	34.00%
State statutory rates, rate			7.00%	7.00%
Income passed through to owners, rate			0.00%	(26.00%)
Other			0.00%	2.00%
Permanent differences			0.00%	0.00%
Changes in valuation allowance, rate			(41.00%)	(17.00%)
Effective tax rate			0.00%	0.00%